SEGMENT INFORMATION (Schedule of Sales by Product) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Net revenues	$ 50,391	$ 47,103	$ 64,975
Krill Oil [Member] | Nutrition [Member]
Revenue from External Customer [Line Items]
Net revenues	17,776	19,131	34,926
Enzymes for the production of InFat [Member] | Nutrition [Member]
Revenue from External Customer [Line Items]
Net revenues	13,950	13,280	16,666
Vayarin [Member] | VAYA Pharma [Member]
Revenue from External Customer [Line Items]
Net revenues	6,395	4,203	3,096
Sharp PS [Member] | Nutrition [Member]
Revenue from External Customer [Line Items]
Net revenues	$ 5,884	$ 5,505	$ 5,248